Borrowings - Finance income, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments [Abstract]
Interest on contingent consideration	$ 110	$ 73
Interest on lease obligations	266	337
Interest and amortization of deferred financing costs on credit facility	0	84
Interest income	(3,912)	(437)
Bank fees and other	24	8
Net finance expense	$ (3,512)	$ 65